Shareholder Report, Holdings (Details) - Fidelity MSCI North American Subset Index ETF	Jul. 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
United States
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%